Contracts with Customers - Contract Assets and Liabilities (Details) $ in Millions	Jun. 30, 2025 USD ($) customer	Dec. 31, 2024 USD ($)
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 137.6	$ 107.7
Current contract assets	137.6	107.7
Non-current contract assets	12.8	1.5
Total contract assets	150.4	109.2
Contract with Customer, Liability [Abstract]
Current deferred mobilization, demobilization and other revenue	(42.8)	(27.1)
Non-current deferred mobilization, demobilization and other revenue	(37.4)	(21.0)
Total contract liabilities	$ (80.2)	(48.1)
Customer with contract retention | customer	1
Deferred variable rate revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	$ 16.0	20.4
Non-current contract assets	1.8	0.0
Deferred demobilization revenue
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Accrued revenue	9.0	1.0
Non-current contract assets	10.4	1.5
Customer retention
Contract with Customer, Asset, after Allowance for Credit Loss, Current [Abstract]
Non-current contract assets	$ 0.6	$ 0.0